SHARE-BASED COMPENSATION - Additional Information (Details)									1 Months Ended							12 Months Ended
	Oct. 21, 2025 tranche shares	Jun. 21, 2025 $ / shares shares	Dec. 23, 2024 $ / shares shares	Oct. 11, 2022 USD ($) $ / shares	Aug. 01, 2022 shares	Apr. 22, 2022 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares	May 25, 2018 $ / shares shares	Nov. 30, 2025 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	May 31, 2021 shares	Oct. 31, 2020 shares	Feb. 28, 2019 shares	May 31, 2018 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2025 $ / shares	Apr. 15, 2025 $ / shares	Jan. 02, 2025 $ / shares
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options | $ / shares		$ 0.0001	$ 0.2951																$ 0.0001	$ 0.2951	$ 0.2951
Options granted			42,906						5,320,000	39,332	1,672,034	8,454,422	8,353,658	5,569,105
Cash dividend per share | $ / shares				$ 0.5		$ 0.5	$ 0.5
Share based compensation cash dividend | $				$ 134,800,000		$ 136,600,000	$ 147,100,000
Total fair value of the vested share options | $																$ 4,881,377	$ 1,404,008	$ 3,502,443
Unrecognized compensation expense related to unvested options | $																$ 9,357,264
Expense is expected to recognized over weighted-average period																1 year 11 months 4 days
Expense is expected to recognized over weighted-average remaining contractual period																5 years 18 days
Proceeds from exercise of share options | $																$ 495,936	360,589	563,081
Employee Stock Option
SHARE-BASED COMPENSATION-CONTINUED
Total fair value of the vested share options | $																7,817,723	7,215,007	14,072,259
Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options | $ / shares						$ 1.2951
Mr Jiayuan Lin | Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						6,000,000
Mr Xiaojun Zhang | Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						6,000,000
Employee Stock Option
SHARE-BASED COMPENSATION-CONTINUED
Proceeds from exercise of share options | $																$ 495,936	$ 360,589	$ 385,744
Maximum
SHARE-BASED COMPENSATION-CONTINUED
Exercise price of unexercised option | $ / shares				$ 0.2951		$ 0.7951	$ 1.2951
Minimum
SHARE-BASED COMPENSATION-CONTINUED
Exercise price of unexercised option | $ / shares				$ 0.7951		$ 1.2951	$ 1.7951
Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Options under the ESOP								27,845,526
Exercise price for options | $ / shares								$ 1.7951
Vesting period of options granted								4 years
Options granted															5,569,105
Share Incentive Plan 2025
SHARE-BASED COMPENSATION-CONTINUED
Options under the ESOP	17,727,200
Percentage of outstanding shares	2.00%
Vesting period of options granted	4 years
Share-based compensation award, Tranche one | Share Incentive Plan 2025
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage	25.00%
Share-based compensation award, Tranche two | Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage								25.00%
Share-based compensation award, Tranche two | Share Incentive Plan 2025
SHARE-BASED COMPENSATION-CONTINUED
Remaining vesting tranches | tranche	36
Vesting period of options granted	36 months
Vesting rights percentage	2.08%
Share-based compensation award, Tranche five one
SHARE-BASED COMPENSATION-CONTINUED
Options granted					28,000
Share-based compensation award, Tranche five two
SHARE-BASED COMPENSATION-CONTINUED
Options granted					1,585,000
Share-based payment arrangement, tranche one
SHARE-BASED COMPENSATION-CONTINUED
Options granted		84,200
Share-based payment arrangement, tranche one | Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage								50.00%